Segment Geographical Information and Major Customers (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
long-lived assets	$ 152,668	$ 150,247
Israel [Member]
Segment Reporting Information [Line Items]
long-lived assets	111,217	110,213
Europe [Member]
Segment Reporting Information [Line Items]
long-lived assets	1,289	1,302
United States [Member]
Segment Reporting Information [Line Items]
long-lived assets	32,223	30,777
Japan [Member]
Segment Reporting Information [Line Items]
long-lived assets	5,008	4,887
Other [Member]
Segment Reporting Information [Line Items]
long-lived assets	$ 2,931	$ 3,068